PREPAID EXPENSES AND DEPOSITS - (Disclosure of prepaid expenses and deposits) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Prepaid expenses	$ 379,456	$ 115,372
Deposits	34,756	34,756
Prepaid expenses and deposits, total	$ 414,212	$ 150,128